SCHEDULE OF CHANGES IN CARRYING AMOUNT OF GOODWILL (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Indefinite-lived Intangible Assets [Line Items]
Balance as of December 31, 2019	$ 574,764
SAPESCO Business Combination	46,157
Balance as of September 30, 2020	620,921
Production Services [Member]
Indefinite-lived Intangible Assets [Line Items]
Balance as of December 31, 2019	419,646
SAPESCO Business Combination	23,811
Balance as of September 30, 2020	443,457
Drilling and Evaluation Services [Member]
Indefinite-lived Intangible Assets [Line Items]
Balance as of December 31, 2019	155,118
SAPESCO Business Combination	22,346
Balance as of September 30, 2020	$ 177,464